Taxes On Income (Schedule Of Taxes On Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current taxes: Domestic	$ 30,775	$ 12,957	$ 13,896
Current taxes: Foreign	16,137	6,454	1,328
Taxes on income, current	46,912	19,411	15,224
Adjustment for previous years: Domestic	(1,823)	(4,898)	2,009
Adjustment for previous years: Foreign	(123)	(633)	(2,308)
Adjustment for previous years, total	(1,946)	(5,531)	(299)
Deferred income tax: Domestic	(14,664)	6,686	(2,861)
Deferred income tax: Foreign	(4,989)	(3,467)	1,560
Deferred income tax expense (benefit), total	(19,653)	3,219	(1,301)
Domestic	14,288	14,745	13,044
Foreign	11,025	2,354	580
Actual tax expenses	$ 25,313	$ 17,099	$ 13,624